February 2, 2007

VIA EDGAR TRANSMISSION

Securities & Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Tamarack Funds Trust (the “Trust”)

File Nos. 333-111986/811-21475

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), and Regulation S-T.

The undersigned hereby certifies that the form of the Trust’s Equity Funds’ Prospectus, Fixed Income Funds’ Prospectus, Money Market Funds’ Prospectus, Treasury Plus Money Market Fund’s Prospectus, Equity and Fixed Income Funds’ Statement of Additional Information, and Money Market Funds’ Statement of Additional Information, each dated January 29, 2007, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those contained in Post Effective Amendment #10 to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on January 26, 2007.

Please contact the undersigned at (612) 376-7076 with any questions concerning this filing.

Very truly yours,

/s/   DAVID P. LUX

David P. Lux

Treasurer, Chief Financial Officer and Principal Accounting Officer

Tamarack Funds Trust

cc:	Anthony Zacharski, Esq.